PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Feb. 28, 2022	Sep. 30, 2025	Jan. 31, 2024	Sep. 30, 2025	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Stock Issued During Period, Shares, New Issues	2,250,000	2,250,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				37,240,289		37,240,289		31,890,289
Short-Term Debt								$ 2,421,050	$ 1,765,050
Sale of Stock, Number of Shares Issued in Transaction				656,082
Amortization of Debt Discount (Premium)						$ 318,000		318,000
Interest Expense [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Amortization of Debt Discount (Premium)								0	$ 8,400
IPO [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Debt Issuance Costs, Net								640,000
Legal Fees								$ 39,000
Warrant [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										33,000,000
Accredited Investors [Member] | Warrant [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Short-Term Debt					$ 2,350,000
Investor [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			333,334
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			33,000,066
Warrant or Right, Reason for Issuance, Description			Upon the amendment of the terms of the convertible notes under the private placement memorandum. As incentive to extend the maturity date, approximately 33 million warrants were issued to the Unit Holders who participated in the amendment, the Company repaid the 1-unit holder who did not participate in the amendment shortly after March 31, 2022. Further, during the year ended December 31, 2023, the Company repaid two of the unit holders, who held 5 units and opted not to participate in the new JH Darbie financing.
JH Darbie Placement Agreement [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
[custom:PercentageOfUnitsGranted]								10.00%
Sale of Stock, Number of Shares Issued in Transaction								10
Debt Instrument, Interest Rate During Period							16.00%
JH Darbie Placement Agreement [Member] | Warrant [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Stock Issued During Period, Shares, New Issues					250,000
Shares Issued, Price Per Share					$ 0.12
JH Darbie Placement Agreement [Member] | Maximum [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					200
JH Darbie Placement Agreement [Member] | Edgepoint A I Inc [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Stock Issued During Period, Shares, New Issues							25,000
Shares Issued, Price Per Share							$ 1.00
Debt Instrument, Convertible, Conversion Price							1.00
JH Darbie Placement Agreement [Member] | Edgepoint A I Inc [Member] | Warrant [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Shares Issued, Price Per Share							$ 0.20
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint A I Inc [Member] | Maximum [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 0.18
JH Darbie Placement Agreement [Member] | Edgepoint A I Inc [Member] | One Convertible Promissory Note [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							25,000
Debt Instrument, Convertible, Conversion Price							$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint A I Inc [Member] | One Convertible Promissory Note [Member] | Maximum [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							138,889
Debt Instrument, Convertible, Conversion Price							$ 0.18
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Proceeds from Issuance of Private Placement							$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction					94
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
PrivatePlacementOneAndFinancingDisclosureLineitems [Line Items]
Short-Term Debt					$ 2,350,000